SUPPLEMENT DATED AUGUST 14, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET

VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

ZURICH PREFERRED

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends the Transfer During Accumulation Period section contained in your Zurich PREFERRED Variable Annuity prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fifth paragraph under the section entitled "F. Transfer During Accumulation Period." appearing on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

The following transfers must be requested through standard United States mail:

  transfers in excess of $250,000 per Contract, per day, and transfers into and out of the Scudder International, the Credit Suisse Trust-Emerging Markets, or the Janus Aspen Worldwide Growth Subaccounts in excess of $50,000, per Contract, per day.

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For use in all states